UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Cash flows from operating activities
Net income	$ 473,998	¥ 77,076,840	¥ 53,706,198
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization expense	393,590	64,001,684	66,679,088
Provision for expected credit loss	16,462	2,676,936	5,788,690
Loss (Gain) on disposal of property and equipment	(1,796)	(292,080)	168,973
Loss on disposal of ROU asset	15	2,401
Provision for inventory impairment	3,517	571,851	719,481
Unrealized loss on short-term investment			224,000
Unrealized gain on long-term investment	(28,692)	(4,665,574)
Other non-cash expenses	32,281	5,249,247	215,875
Deferred tax expense	120,813	19,645,365	(7,941,095)
Changes in operating assets and liabilities
Accounts receivable, net	451,251	73,377,882	24,970,807
Inventories	(17,687)	(2,876,133)	450,516
Prepaid expenses	(6,381)	(1,037,620)	65,923,967
Long-term deposits	(111,523)	(18,134,685)	(119,850)
Other current assets	74,180	12,062,482	(8,421,744)
Other non-current assets	(79,808)	(12,977,588)	(7,728,297)
Accounts payable	(703,021)	(114,318,251)	(20,679,625)
Accrued liabilities	151,972	24,712,089	47,765,059
Contract liabilities	1,303,493	211,960,952	217,944,834
Operating lease liabilities	(36,547)	(5,942,925)	3,212,036
Income tax payable	(170,361)	(27,702,400)	(72,782,600)
Amount due to a director			(1,000,000)
Other current liabilities	(311,685)	(50,683,167)	(56,292,856)
Net cash provided by operating activities	1,554,070	252,707,306	312,803,457
Cash flows from investing activities
Purchase of investment securities	(101,989)	(16,584,426)
Purchase of property and equipment	(35,803)	(5,821,892)	(42,125,175)
Purchase of intangible assets	(52,568)	(8,548,150)	(5,045,000)
Acquisition, net of cash acquired	(1,119,485)	(182,039,420)
Net cash used in investing activities	(1,309,845)	(212,993,888)	(47,170,175)
Cash flows from financing activities
Payment of finance lease liabilities	(309,001)	(50,246,590)	(43,752,315)
Repayment of bank loans	(581,563)	(94,568,000)	(156,105,000)
Proceeds from bond payable	1,185,861	192,832,900
Repayment of bond payable	(122,994)	(20,000,000)	(20,000,000)
Payment of deferred IPO costs			(86,232,087)
Net cash (used in) provided by financing activities	172,304	28,018,310	(306,089,402)
Net (decrease) increase in cash	416,528	67,731,728	(40,456,120)
Cash at the beginning of period	15,522,307	2,524,082,266	2,538,554,638
Cash at the end of the period	15,938,835	2,591,813,994	2,498,098,518
Supplementary cash flow information
Cash paid for income taxes, net of refunds	236,162	38,402,329	75,570,835
Cash paid for interest expenses	23,372	3,800,582	8,637,073
Non-cash financing and investing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	557,131	90,595,070	270,231,476
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	$ 489,535	¥ 79,603,279	¥ 68,425,346